Fair value measurement (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Liabilities
Warrant liabilities	$ 39,284	$ 11,090
Recurring
Assets
Cash equivalents	43,756
Total Assets	43,756
Liabilities
Warrant liabilities	39,284	11,090
Total liabilities	39,284	11,090
Recurring | Level I
Assets
Cash equivalents	43,756
Total Assets	43,756
Recurring | Level III
Liabilities
Warrant liabilities	39,284	11,090
Total liabilities	$ 39,284	$ 11,090